Consolidated Statements of Cash Flows (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	259.4	199.3
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	263.2	231.6
Income from equity investments, net of dividends	(0.9)	9.5
Allowance for equity funds used during construction	(13.1)	(11.8)
Deferred income taxes, net	11.6	39.1
Net change in pension and post-retirement obligations	(8.1)	(15.5)
Regulated fuel adjustment	(15.2)	(102.8)
Net changes in fair value of derivative instruments	6.6	(0.7)
Net change in regulatory assets and liabilities	(13.4)	(30.7)
Other operating activities, net	(50.3)	18.5
Changes in non-cash working capital
Receivables, net	(45.0)	39.5
Income taxes receivable	(4.2)	(32.7)
Inventory	(3.9)	13.6
Prepaid expenses	(1.2)	(2.3)
Other current assets	0.1	1.5
Accounts payable	2.1	53.4
Income taxes payable	1.5	(2.6)
Other current liabilities	10.3	12.3
Net cash provided by operating activities	399.5	419.2
Investing activities
Additions to property, plant and equipment	(472.1)	(525.5)
Acquisition, net of cash acquired	(41.9)	(157.7)
Decrease in restricted cash	57.9	(58.4)
Purchase of investments subject to significant influence, inclusive of acquisition costs (note 15)	(33.8)	(88.4)
Allowance for borrowed funds used during construction	(10.9)	(10.5)
Retirement spending, net of salvage	(16.8)	(16.3)
Purchase of subscription receipts	(136.0)
Other investing activities	(7.2)	(29.2)
Net cash used in investing activities	(660.8)	(886.0)
Financing activities
Change in short-term debt, net	133.0	(24.1)
Retirement of long-term debt	(13.4)	(346.8)
Proceeds from long-term debt	251.8	542.3
Net repayments under committed credit facilities	(119.6)	258.9
Issuance of common stock, net of issuance costs	244.0	39.5
Issuance of preferred stock		145.2
Dividends on common stock	(157.6)	(132.0)
Dividends on preferred stock	(6.6)	(3.0)
Dividends paid by subsidiaries to non-controlling interest	(8.7)	(7.9)
Other financing activities	8.5	(17.5)
Net cash provided by financing activities	331.4	454.6
Effect of exchange rate changes on cash and cash equivalents	(0.5)	(0.7)
Net increase (decrease) in cash and cash equivalents	69.6	(12.9)
Cash and cash equivalents, beginning of period	7.3	20.2
Cash and cash equivalents, end of period	76.9	7.3
Cash and cash equivalents consists of:
Cash	59.2	7.3
Short-term investments	17.7
Cash and cash equivalents	76.9	7.3
Supplemental disclosure of cash paid (received):
Interest	170.4	149.7
Income and capital taxes	(33.0)	(2.1)